Document and Entity Information	Feb. 09, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001643269
Document Type	8-K
Document Period End Date	Feb. 09, 2023
Entity Registrant Name	Sumo Logic, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39502
Entity Tax Identification Number	27-2234444
Entity Address, Address Line One	305 Main Street
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	810-8700
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	SUMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false